STOCK OPTION RESERVE (Tables)	9 Months Ended
Dec. 31, 2022
Stock Option Reserve
Disclosure Of Terms Stock Option Reserve Explanatory

	Nine Months Ended December 31,
	2022		2021
(In thousands)	Non-Controlling Interest	Stock Option Reserve	Non-Controlling Interest	Stock Option Reserve

Balance, beginning of period	$11,659	$16,928	$11,468	$7,977
Share-based compensation expense	–	3,614	191	6,248
Settled in iOx exchange	(11,659)	–	–	–
Balance, end of period	$–	$20,542	$11,659	$14,225

Schedule of fair value of these stock options on the date of grant and black-scholes option pricing model

Assumption	Unvested Options
Risk free interest rate	3.05%
Expected dividend	Nil
Expected volatility	111%
Expected life	6.25 years
Fair value of Portage option	$9.36

Schedule of fair value of these stock options on the date of grant and black-scholes option pricing model

Assumption	Unvested Options
Risk free interest rate	2.83%
Expected dividend	Nil
Expected volatility	112%
Expected life	5.75 years
Fair value of Portage option	$8.38

Schedule of outstanding stock options

	PBI Amended and Restated 2021 Equity Incentive Plan		iOx Option Plan (Subsidiary Plan)
	Nine Months Ended December 30,		Nine Months Ended December 31,
	2022	2021	2022	2021
Balance, beginning of period	1,151,400	868,000	1,275	1,924
Granted	65,900	–	–	–
Expired or forfeited	–	–	(1,275)	(649)
Balance, end of period	1,217,300	868,000	–	1,275
Exercisable, end of period	419,705	116,666	–	1,275

Schedule of weighted average exercise price and remaining contractual life

	PBI Amended and Restated 2021 Equity Incentive Plan		iOx Option Plan (Subsidiary Plan)
	As of December 31,		As of December 31,
	2022	2021	2022	2021
Weighted average exercise price	$15.19	17.75	$–	$162.14
Weighted average remaining contractual life (in years)	8.41	9.04	–	0.30